Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Nov. 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Funds Insurance Series – Global Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Fund — Class 1
Account Value	$ 28,440			$ 24,961	$ 20,309	$ 26,914	$ 23,058	$ 17,631	$ 13,001	$ 14,257		$ 10,817	$ 10,724	$ 10,000
American Funds Insurance Series - Global Growth Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Fund — Class 1A
Account Value	$ 25,317			22,272	18,167	24,138	20,728	15,885	11,748	12,913	$ 10,000
American Funds Insurance Series – Global Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Fund — Class 2
Account Value	$ 27,733			24,395	19,897	26,438	22,709	17,406	12,867	14,146		10,760	10,694	10,000
American Funds Insurance Series – Global Growth Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Fund — Class 4
Account Value	$ 27,050			23,856	19,507	25,982	22,372	17,187	12,743	14,040		10,708	10,669	10,000
American Funds Insurance Series – Global Small Capitalization Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Global Small Capitalization Fund — Class 1
Account Value	$ 18,023			17,568	15,085	21,359	19,965	15,353	11,645	12,982		10,286	10,050	10,000
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Global Small Capitalization Fund — Class 1A
Account Value	$ 16,809			16,425	14,141	20,071	18,805	14,497	11,019	12,319	10,000
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Global Small Capitalization Fund — Class 2
Account Value	$ 17,582			17,181	14,789	20,994	19,669	15,162	11,528	12,888		10,237	10,027	10,000
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Global Small Capitalization Fund — Class 4
Account Value	$ 17,143			16,788	14,499	20,621	19,376	14,975	11,410	12,792		10,183	9,998	10,000
American Funds Insurance Series® – Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund — Class 1
Account Value	$ 47,561			36,042	25,965	36,964	30,225	19,825	15,121	15,123		11,757	10,712	10,000
American Funds Insurance Series® – Growth Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund — Class 1A
Account Value	$ 38,780			29,462	21,278	30,368	24,895	16,370	12,516	12,548	10,000
American Funds Insurance Series – Growth Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund — Class 2
Account Value	$ 46,390			35,244	25,450	36,325	29,777	19,580	14,972	15,010		11,700	10,686	10,000
American Funds Insurance Series – Growth Fund - Class 3[Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund — Class 3
Account Value	$ 46,709			35,463	25,593	36,501	29,902	19,647	15,012	15,040		11,715	10,692	10,000
American Funds Insurance Series – Growth Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund — Class 4
Account Value	$ 45,244			34,460	24,946	35,696	29,335	19,336	14,823	14,898		11,641	10,658	10,000
American Funds Insurance Series – International Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Fund — Class 1
Account Value	$ 15,196			14,697	12,657	15,935	16,134	14,118	11,458	13,162		9,937	9,575	10,000
American Funds Insurance Series – International Fund - Class 1A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Fund — Class 1A
Account Value	$ 14,695			14,243	12,294	15,522	15,754	13,825	11,249	12,946	10,000
American Funds Insurance Series – International Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Fund — Class 2
Account Value	$ 14,818			14,365	12,400	15,654	15,891	13,943	11,347	13,062		9,885	9,547	10,000
American Funds Insurance Series – International Fund - Class 3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Fund — Class 3
Account Value	$ 14,919			14,458	12,464	15,731	15,952	13,993	11,372	13,087		9,897	9,556	10,000
American Funds Insurance Series – International Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Fund — Class 4
Account Value	$ 14,454			14,043	12,152	15,387	15,655	13,774	11,228	12,967		9,831	9,525	10,000
American Funds Insurance Series – New World Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 1
Account Value	$ 18,751			17,548	15,099	19,323	18,375	14,831	11,455	13,294		10,247	9,704	10,000
American Funds Insurance Series – New World Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 1A
Account Value	$ 17,569			16,484	14,213	18,242	17,391	14,067	10,895	12,672	10,000
American Funds Insurance Series – New World Fund - Class2
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 2
Account Value	$ 18,291			17,166	14,799	18,996	18,105	14,650	11,344	13,196		10,195	9,686	10,000
American Funds Insurance Series – New World Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	New World Fund — Class 4
Account Value	$ 17,849			16,786	14,512	18,666	17,840	14,470	11,233	13,099		10,150	9,663	10,000
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Washington Mutual Investors Fund — Class 1
Account Value	$ 27,236			22,810	19,387	21,137	16,499	15,131	12,436	13,585		11,582	9,728	10,000
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Washington Mutual Investors Fund — Class 1A
Account Value	$ 22,698			19,050	16,241	17,740	13,892	12,769	10,522	11,521	10,000
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Washington Mutual Investors Fund — Class 2
Account Value	$ 26,563			22,295	19,009	20,764	16,250	14,952	12,318	13,486		11,522	9,707	10,000
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Washington Mutual Investors Fund — Class 4
Account Value	$ 25,909			21,799	18,636	20,409	16,005	14,755	12,191	13,385		11,469	9,679	10,000
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small and Mid Cap Equity Fund — Class 1
Account Value	$ 9,718	$ 10,480	$ 10,000
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small and Mid Cap Equity Fund — Class 1A
Account Value	$ 9,718	10,480	10,000
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small and Mid Cap Equity Fund — Class 2
Account Value	$ 9,718	10,480	10,000
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small and Mid Cap Equity Fund — Class 4
Account Value	$ 9,718	10,480	10,000
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 1
Account Value	$ 23,048			20,174	16,643	20,085	17,461	16,015	12,189	13,447		10,638	9,886	10,000
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 1A
Account Value	$ 20,975			18,399	15,222	18,405	16,045	14,750	11,256	12,454	10,000
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 2
Account Value	$ 22,495			19,732	16,324	19,747	17,205	15,823	12,065	13,351		10,591	9,866	10,000
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 4
Account Value	$ 21,934			19,291	15,989	19,397	16,946	15,612	11,942	13,253		10,533	9,840	10,000
American Funds Insurance Series® – Growth-Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Growth-Income Fund — Class 1
Account Value	$ 32,432			26,041	20,592	24,598	19,770	17,371	13,736	13,953		11,373	10,172	10,000
American Funds Insurance Series® – Growth-Income Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Growth-Income Fund — Class 1A
Account Value	$ 27,374			22,033	17,469	20,917	16,857	14,846	11,769	11,983	10,000
American Funds Insurance Series – Growth-Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Growth-Income Fund — Class 2
Account Value	$ 31,628			25,459	20,184	24,170	19,477	17,154	13,599	13,847		11,314	10,145	10,000
American Funds Insurance Series – Growth-Income Fund -Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Growth-Income Fund — Class 3
Account Value	$ 31,852			25,620	20,297	24,289	19,558	17,215	13,637	13,875		11,330	10,153	10,000
American Funds Insurance Series® – Growth-Income Fund Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Growth-Income Fund — Class 4
Account Value	$ 30,852			24,897	19,787	23,756	19,189	16,944	13,463	13,746		11,260	10,121	10,000
American Funds Insurance Series – International Growth and Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 1
Account Value	$ 15,164			14,631	12,604	14,829	14,037	13,213	10,737	12,064		9,628	9,466	10,000
American Funds Insurance Series – International Growth and Income Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 1A
Account Value	$ 15,239			14,739	12,715	15,013	14,246	13,442	10,950	12,336	10,000
American Funds Insurance Series – International Growth and Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 2
Account Value	$ 14,795			14,297	12,350	14,573	13,830	13,047	10,628	11,972		9,575	9,440	10,000
American Funds Insurance Series – International Growth and Income Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth and Income Fund — Class 4
Account Value	$ 14,425			13,991	12,097	14,319	13,626	12,887	10,523	11,885		9,529	9,418	10,000
American Funds Insurance Series® – Capital Income Builder - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 1
Account Value	$ 17,411			15,763	14,425	15,493	13,436	12,840	10,867	11,656		10,289	9,877	10,000
American Funds Insurance Series – Capital Income Builder - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 1A
Account Value	$ 16,408			14,891	13,660	14,697	12,786	12,249	10,390	11,172	10,000
American Funds Insurance Series® – Capital Income Builder - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 2
Account Value	$ 17,053			15,476	14,196	15,286	13,299	12,728	10,797	11,620		10,280	9,877	10,000
American Funds Insurance Series – Capital Income Builder - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Income Builder — Class 4
Account Value	$ 16,562			15,065	13,853	14,955	13,041	12,526	10,649	11,482		10,192	9,821	10,000
American Funds Insurance Series – Asset Allocation Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund — Class 1
Account Value	$ 22,801			19,532	17,051	19,643	17,022	15,102	12,425	12,990		11,150	10,164	10,000
American Funds Insurance Series – Asset Allocation Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund — Class 1A
Account Value	$ 19,793			17,002	14,873	17,181	14,923	13,273	10,952	11,478	10,000
American Funds Insurance Series® – Asset Allocation Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund — Class 2
Account Value	$ 22,240			19,100	16,715	19,303	16,770	14,913	12,301	12,895		11,094	10,140	10,000
American Funds Insurance Series® – Asset Allocation Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund — Class 3
Account Value	$ 22,393			19,219	16,804	19,398	16,835	14,965	12,337	12,917		11,108	10,146	10,000
American Funds Insurance Series – Asset Allocation Fund Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund — Class 4
Account Value	$ 21,684			18,675	16,378	18,970	16,518	14,727	12,179	12,797		11,041	10,114	10,000
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 1
Account Value	$ 18,192			17,018	14,921	17,417	15,684	14,189	11,748	12,472		10,401	9,931	10,000
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 1A
Account Value	$ 17,016			15,968	14,036	16,428	14,823	13,445	11,155	11,871	10,000
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 2
Account Value	$ 17,743			16,647	14,625	17,118	15,450	14,008	11,631	12,374		10,348	9,905	10,000
American Funds Insurance Series – American Funds Global Balanced Fund Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 4
Account Value	$ 17,332			16,302	14,370	16,852	15,257	13,870	11,539	12,316		10,317	9,900	10,000
American Funds Insurance Series – The Bond Fund of America Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 1
Account Value	$ 12,106			11,927	11,337	12,921	12,940	11,768	10,727	10,775		10,373	10,045	10,000
American Funds Insurance Series – The Bond Fund of America Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 1A
Account Value	$ 11,420			11,281	10,755	12,290	12,334	11,246	10,284	10,346	10,000
American Funds Insurance Series – The Bond Fund of America - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 2
Account Value	$ 11,804			11,669	11,112	12,711	12,750	11,619	10,625	10,701		10,323	10,027	10,000
American Funds Insurance Series – The Bond Fund of America - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 4
Account Value	$ 11,509			11,398	10,884	12,474	12,547	11,471	10,516	10,610		10,272	9,992	10,000
American Funds Insurance Series – Capital World Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 1
Account Value	$ 10,165			10,454	9,826	11,900	12,491	11,338	10,490	10,612		9,907	9,625	10,000
American Funds Insurance Series – Capital World Bond Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 1A
Account Value	$ 10,081			10,389	9,791	11,896	12,506	11,381	10,562	10,700	10,000
American Funds Insurance Series – Capital World Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 2
Account Value	$ 9,910			10,220	9,629	11,699	12,304	11,196	10,389	10,529		9,854	9,593	10,000
American Funds Insurance Series - Capital World Bond Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Bond Fund — Class 4
Account Value	$ 9,671			10,003	9,446	11,498	12,126	11,062	10,287	10,455		9,805	9,573	10,000
American Funds Insurance Series – American High-Income Trust - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 1
Account Value	$ 17,221			15,666	13,902	15,279	14,052	12,986	11,507	11,760		10,965	9,306	10,000
American Funds Insurance Series – American High-Income Trust - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 1A
Account Value	$ 15,264			13,911	12,376	13,644	12,584	11,658	10,352	10,602	10,000
American Funds Insurance Series – American High-Income Trust - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 2
Account Value	$ 16,786			15,307	13,612	15,001	13,837	12,819	11,389	11,662		10,910	9,270	10,000
American Funds Insurance Series – American High-Income Trust - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 3
Account Value	$ 16,920			15,412	13,695	15,091	13,896	12,875	11,424	11,697		10,929	9,287	10,000
American Funds Insurance Series – American High-Income Trust - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 4
Account Value	$ 16,376			14,971	13,345	14,751	13,636	12,656	11,273	11,579		10,859	9,258	10,000
American Funds Insurance Series® – American Funds Mortgage Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Mortgage Fund — Class 1
Account Value	$ 11,363			11,258	10,822	11,992	12,030	11,246	10,680	10,618		10,464	10,209	10,000
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Mortgage Fund — Class 1A
Account Value	$ 10,661			10,583	10,203	11,341	11,394	10,685	10,168	10,131	10,000
American Funds Insurance Series – American Funds Mortgage Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Mortgage Fund — Class 2
Account Value	$ 11,081			11,007	10,616	11,788	11,854	11,108	10,575	10,541		10,414	10,185	10,000
American Funds Insurance Series – American Funds Mortgage Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Mortgage Fund — Class 4
Account Value	$ 10,812			10,775	10,409	11,587	11,678	10,977	10,474	10,467		10,367	10,162	10,000
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Bond Fund — Class 1
Account Value	$ 11,641			11,078	10,557	10,410	10,447	10,412	10,216	10,057		9,991	9,982	10,000
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Bond Fund — Class 1A
Account Value	$ 11,609			11,072	10,566	10,428	10,456	10,422	10,226	10,067	10,000
American Funds Insurance Series - Ultra-Short Bond Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Bond Fund — Class 2
Account Value	$ 11,359			10,829	10,349	10,229	10,285	10,282	10,118	9,982		9,937	9,955	10,000
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Bond Fund — Class 3
Account Value	$ 11,434			10,899	10,405	10,283	10,329	10,315	10,137	10,000		9,946	9,955	10,000
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra-Short Bond Fund — Class 4
Account Value	$ 11,076			10,587	10,137	10,054	10,127	10,153	10,013	9,900		9,884	9,929	10,000
American Funds Insurance Series – U.S. Government Securities Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Government Securities Fund — Class 1
Account Value	$ 11,449			11,337	10,985	12,308	12,362	11,230	10,625	10,529		10,340	10,193	10,000
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Government Securities Fund — Class 1A
Account Value	$ 10,865			10,789	10,487	11,773	11,851	10,799	10,244	10,173	10,000
American Funds Insurance Series – U.S. Government Securities Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Government Securities Fund — Class 2
Account Value	$ 11,159			11,076	10,765	12,089	12,165	11,079	10,520	10,443		10,279	10,159	10,000
American Funds Insurance Series – U.S. Government Securities Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Government Securities Fund — Class 3
Account Value	$ 11,235			11,147	10,823	12,147	12,223	11,120	10,542	10,467		10,290	10,164	10,000
American Funds Insurance Series – U.S. Government Securities Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Government Securities Fund — Class 4
Account Value	$ 10,875			10,827	10,551	11,881	11,986	10,948	10,412	10,360		10,229	10,129	10,000
American Funds Insurance Series – Managed Risk Growth Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth Fund — Class P1
Account Value	$ 27,694			22,366	18,071	23,975	21,202	16,007	13,120	13,124		10,398	10,106	10,000
American Funds Insurance Series – Managed Risk Growth Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth Fund — Class P2
Account Value	$ 26,943			21,816	17,665	23,514	20,829	15,776	12,959	13,007		10,324	10,070	10,000
American Funds Insurance Series – Managed Risk International Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk International Fund — Class P1
Account Value	$ 11,184			11,190	10,521	12,417	12,923	12,530	10,627	11,823		9,145	9,388	10,000
American Funds Insurance Series – Managed Risk International Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk International Fund — Class P2
Account Value	$ 10,808			10,857	10,222	12,102	12,623	12,280	10,438	11,663		9,063	9,348	10,000
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Washington Mutual Investors Fund — Class P1
Account Value	$ 17,264			15,116	13,738	15,084	12,842	12,963	11,357	12,210		10,573	9,293	10,000
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Washington Mutual Investors Fund — Class P2
Account Value	$ 16,736			14,682	13,381	14,730	12,578	12,736	11,184	12,074		10,496	9,257	10,000
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth-Income Fund — Class P1
Account Value	$ 21,052			17,836	15,354	18,441	15,992	14,558	12,220	12,427		10,301	9,673	10,000
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth-Income Fund — Class P2
Account Value	$ 20,482			17,403	15,016	18,076	15,711	14,338	12,064	12,307		10,222	9,636	10,000
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Asset Allocation Fund — Class P1
Account Value	$ 18,144			15,792	14,290	16,569	14,686	13,842	11,706	12,274		10,667	9,917	10,000
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Asset Allocation Fund — Class P2
Account Value	$ 17,702			15,444	14,010	16,285	14,475	13,671	11,587	12,183		10,612	9,893	10,000
MSCI ACWI IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 23,683			20,351	16,739	20,514	17,352	14,926	11,813	13,137	10,000	10,599	9,781	10,000
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) ex USA
Account Value	$ 15,985			15,147	13,101	15,597	14,465	13,073	10,758	12,538	10,000	9,858	9,434	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 10,009	10,324	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254			27,399	21,696	26,494	20,585	17,386	13,223	13,829	10,000	11,351	10,138	10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 24,183			20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,000	10,531	9,764	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151			10,326	9,767	11,662	12,238	11,208	10,490	10,618	10,000	9,887	9,685	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432			11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,000	10,321	10,055	10,000
MSCI All Country World Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index
Account Value	$ 20,159			18,724	16,026	19,704	16,973	14,590	11,705	13,672	10,000	11,043	9,896	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,292			13,295	12,105	15,149	15,544	13,138	11,095	12,987	10,000	9,460	8,508	10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 9,761	10,557	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 9,733	$ 10,470	$ 10,000
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Account Value	$ 19,702			17,524	14,971	17,947	15,989	13,990	11,543	12,342	10,000	10,504	9,870	10,000
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Account Value	$ 22,651			19,689	16,732	19,869	17,150	14,948	12,235	12,529	10,000	10,970	10,128	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432			11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,000	10,321	10,055	10,000
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index
Account Value	$ 17,434			15,922	13,794	16,687	15,340	13,451	11,346	12,070	10,000	10,308	9,753	10,000
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index
Account Value	$ 18,818			16,845	14,508	17,133	15,536	13,791	11,572	12,163	10,000	10,559	9,920	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151			10,326	9,767	11,662	12,238	11,208	10,490	10,618	10,000	9,887	9,685	10,000
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Account Value	$ 12,201			11,800	11,013	12,405	12,580	11,915	11,010	10,819	10,000	10,501	10,102	10,000
Consumer Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Account Value	$ 13,441			13,063	12,640	11,873	11,093	10,944	10,699	10,499	10,000	10,282	10,073	10,000
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Account Value	$ 16,546			15,293	13,481	15,178	14,419	13,470	11,783	12,033	10,000	11,194	9,557	10,000
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,946			10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,000	10,321	10,151	10,000
Bloomberg Short-Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 12,090			11,480	10,914	10,840	10,829	10,689	10,408	10,205	10,000	10,106	10,026	10,000
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage-Backed Securities Index
Account Value	$ 10,915			10,825	10,364	11,793	12,005	11,287	10,585	10,488	$ 10,000	10,245	10,113	10,000
S&P 500 Managed Risk Index - Moderate Aggressive [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Managed Risk Index - Moderate Aggressive
Account Value	$ 23,044			19,431	16,372	18,931	15,690	14,675	12,182	12,495		10,594	9,840	10,000
S&P EPAC ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive
Account Value	$ 13,529			13,232	11,680	13,337	12,273	12,272	10,332	11,499		9,524	9,835	10,000
S&P 500 Managed Risk Index - Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Managed Risk Index - Moderate
Account Value	$ 21,347			18,337	15,698	18,072	15,352	14,346	12,041	12,303		10,604	9,885	10,000
S&P 500 Managed Risk Index - Moderate Conservative [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Managed Risk Index - Moderate Conservative
Account Value	$ 19,875			$ 17,385	$ 15,105	$ 17,349	$ 15,084	$ 14,072	$ 11,920	$ 12,148		$ 10,644	$ 9,942	$ 10,000